Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow from Operating Activities
Profit / (Loss) for the year						$ (104,689,000)	$ (13,670,708)
Adjustments for:
Shares issuance in connection with a merger						114,023,353
Depreciation of property, plant and equipment						6,018,858	6,002,294
Interest charged on lease liability						2,871,035	2,818,714
Provision for employees’ end of services benefits						9,488	5,748
Change in estimated fair value of derivative warrant liability						(1,273,740)
Net changes in fair value of derivative financial instruments						328,176
Write back of accrued interest not settled
Asset retirement obligation - accretion expense
Changes in operating assets and liabilities
Increase in trade accounts and other receivable and prepayments						(759,410)	331,996
(Increase) / Decrease in inventories						(32,554)	29,561
Increase in trade accounts and other payable						52,132,006	4,427,550
Increase / (Decrease) in other payable						29,939,548	27,854,947
Increase in employees’ end of services benefits						(1,814)	(132)
Net cash generated from operating activities						98,565,946	27,799,970
Cash Flow from Investing Activities
Amount withdrawn from restricted bank account
Advance to contractors						(21,664,764)
Purchase of property, plant and equipment						(71,618,332)	(8,192,537)
Net cash used in investing activities						(93,283,096)	(8,192,537)
Cash Flow from Financing Activities
Issuance of interest rate swaps							1,190,073
Net of (repayment) / proceeds from term loan							4,209,210
Issuance of warrants in connection with merger						16,983,200
Proceeds from bonds
Cash election in lieu of shares						(13,600,000)
Net of repayment from term loan						(9,836,999)
Payment of lease liability						(2,313,323)	(2,267,964)
Payment of derivative financial instrument
Movement in shareholder’s account						23,277,692	(22,703,674)
Exercise of 100 warrants in 100 ordinary shares
Net cash used in from financing activities						14,510,570	(19,572,355)
Net change in cash and cash equivalents						19,793,420	35,078
Cash and cash equivalents at beginning of the year					$ 19,830,771	37,351	2,273
Cash and cash equivalents at end of the year						19,830,771	37,351	$ 2,273
Consolidated
Cash Flow from Operating Activities
Profit / (Loss) for the year			$ 27,229,285	$ 25,690,565
Adjustments for:
Depreciation of property, plant and equipment			13,541,757	7,948,404
Interest charged on lease liability			10,398,008	11,774,031
Provision for employees’ end of services benefits			256,890	31,551
Change in estimated fair value of derivative warrant liability			(7,430,035)	(1,486,023)
Net changes in fair value of derivative financial instruments			(3,840,379)	(5,422,917)
Rent waiver				(6,126,800)
Write back of accrued interest not settled
Asset retirement obligation - accretion expense			65,859	28,252
Changes in operating assets and liabilities
Increase in trade accounts and other receivable and prepayments			(1,095,780)	(4,509,487)
(Increase) / Decrease in inventories			(65,216)	71,423
Increase in trade accounts and other payable			5,275,311	422,915
Increase / (Decrease) in other payable				800,359
Increase in employees’ end of services benefits			(183,314)	(11,441)
Net cash generated from operating activities			44,152,386	29,210,832
Cash Flow from Investing Activities
Amount withdrawn from restricted bank account			(1,390,381)	12,471,290
Advance to contractors			(11,723,227)	12,958,264
Purchase of property, plant and equipment			(12,315,483)	(66,822,976)
Net cash used in investing activities			(25,429,091)	(41,393,422)
Cash Flow from Financing Activities
Proceeds from term loan			2,178,737
Repayment of bonds			(11,481,617)	(4,233,098)
Payment of lease liability			(9,305,777)	(3,377,784)
Movement in shareholder’s account			(626,029)	255,818
Net cash used in from financing activities			(19,234,686)	(7,355,064)
Net change in cash and cash equivalents			(511,391)	(19,537,654)
Cash and cash equivalents at beginning of the year	$ 1,452,316	$ 20,989,970	1,452,316	20,989,970
Cash and cash equivalents at end of the year			940,925	1,452,316	20,989,970
Previously stated | Consolidated
Cash Flow from Operating Activities
Profit / (Loss) for the year		10,908,625		25,690,565	2,518,668	(104,689,000)	(13,670,708)	(3,747,408)
Adjustments for:
Shares issuance in connection with a merger						114,023,353
Depreciation of property, plant and equipment		2,918,162		7,948,404	6,109,313	6,018,858	6,002,294	1,098,175
Finance costs							6,951,923	966,926
Interest charged on lease liability		5,541,882		11,774,031	3,525,982	2,871,035
Provision for employees’ end of services benefits				31,551	29,047	9,488	5,748	365
Change in estimated fair value of derivative warrant liability		(2,536,780)		(1,486,023)	(2,547,622)	(1,273,740)
Net changes in fair value of derivative financial instruments		(1,716,742)		(5,422,917)	340,504	328,176	1,190,073
Rent waiver				(6,126,800)
Write back of accrued interest not settled					(754,929)
Asset retirement obligation - accretion expense		14,126		28,252	79,555
Changes in operating assets and liabilities
Increase in trade accounts and other receivable and prepayments		(4,053,072)		(4,509,491)	610,369	(759,410)
Increase in other receivables							337,757	255,569
(Increase) / Decrease in inventories		(3,591)		71,426	(142,145)	(32,554)	29,561	(176,651)
Increase in trade accounts and other payable		504,056		422,916	(42,612,463)	52,132,006	4,421,788	(1,522,807)
Increase / (Decrease) in other payable				800,359	15,659,111	29,939,548	27,854,947
Increase in employees’ end of services benefits		34,184		(11,441)	(2,474)	(1,814)	(132)
Net cash generated from operating activities		11,610,850		29,210,832	(17,187,084)	98,565,946	33,123,251	(3,125,831)
Cash Flow from Investing Activities
Amount withdrawn from restricted bank account		10,629,961		12,471,290	(26,899,965)
Advance to contractors				12,958,264	5,206,512	(21,664,764)
Purchase of property, plant and equipment		(11,511,001)		(66,822,976)	(53,824,606)	(71,618,332)	(8,192,537)	(28,512,831)
Net cash used in investing activities		(881,040)		(41,393,422)	(75,518,059)	(93,283,096)	(8,192,537)	(28,512,831)
Cash Flow from Financing Activities
Repayment of borrowings		(8,600,807)
Net (distributions to) / contribution from the owners							(22,703,673)	13,382,336
Repayment of principal and interest on lease liability							(2,267,964)	(2,223,494)
Interest charge							2,818,714	4,476,134
Borrowings and term loans							(2,742,713)	15,863,493
Issuance of interest rate swaps
Net of (repayment) / proceeds from term loan						(9,836,999)
Issuance of warrants in connection with merger						16,983,200
Proceeds from bonds					187,014,715
Cash election in lieu of shares						(13,600,000)
Proceeds from term loan
Net of repayment from term loan					(88,700,137)
Repayment of / (Proceeds from) bonds				(4,233,098)	187,014,715
Payment of lease liability		(2,174,483)		(3,377,784)	(2,359,250)	(2,313,323)
Payment of derivative financial instrument					(1,858,753)
Movement in shareholder’s account				255,818	(233,457)	23,277,692
Exercise of 100 warrants in 100 ordinary shares					1,224
Net cash used in from financing activities		(10,775,290)		(7,355,064)	93,864,342	14,510,570	(24,895,636)	31,498,469
Net change in cash and cash equivalents		(45,480)		(19,537,654)	1,159,199	19,793,420	35,078	(140,193)
Cash and cash equivalents at beginning of the year	1,452,316	20,989,970	1,452,316	20,989,970	19,830,771	37,351	2,273	142,466
Cash and cash equivalents at end of the year		$ 20,944,490		1,452,316	$ 20,989,970	$ 19,830,771	$ 37,351	$ 2,273
Previously stated | Consolidated structured entities
Cash Flow from Operating Activities
Profit / (Loss) for the year	3,894,041
Adjustments for:
Depreciation of property, plant and equipment	6,735,923
Interest charged on lease liability	5,199,006
Change in estimated fair value of derivative warrant liability	(4,458,069)
Net changes in fair value of derivative financial instruments	(1,916,269)
Asset retirement obligation - accretion expense	32,930
Changes in operating assets and liabilities
Increase in trade accounts and other receivable and prepayments	(7,682,409)
(Increase) / Decrease in inventories	(27,006)
Increase in trade accounts and other payable	19,462,823
Increase in employees’ end of services benefits	108,179
Net cash generated from operating activities	21,349,149
Cash Flow from Investing Activities
Amount withdrawn from restricted bank account	3,106,502
Advance to contractors	(12,071,227)
Purchase of property, plant and equipment	(7,726,643)
Net cash used in investing activities	(16,691,368)
Cash Flow from Financing Activities
Repayment of borrowings	(5,881,617)
Proceeds from term loan	2,376,804
Payment of lease liability	(3,056,444)
Movement in shareholder’s account	(574,868)
Net cash used in from financing activities	(7,136,125)
Net change in cash and cash equivalents	(2,478,344)
Cash and cash equivalents at beginning of the year	3,494,243		$ 3,494,243
Cash and cash equivalents at end of the year	$ 1,015,899			$ 3,494,243